Contents of Significant Accounts - Available-For-Sale Financial Assets, Non-Current (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non-current	$ 0	$ 696,233	$ 20,636,332	$ 20,415,541
Common stocks [Member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non-current			17,653,513	18,059,586
Preferred stocks [Member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non-current			1,865,410	1,203,589
Depositary receipts [Member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non-current			0	202,979
Funds [Member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non-current			$ 1,117,409	$ 949,387